OTHER GAINS AND OWN WORK CAPITALIZED (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Other gains	$ 1	$ 35	$ 99